Business Acquisitions - Summary of Purchase Price of Acquisition Allocated to Identifiable Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 15, 2014	Jun. 30, 2014	Aug. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Less: Fair value of net assets acquired:
Goodwill				$ 6,217	$ 5,750
Dan Cisne [Member]
Loans At Acquisition Date [Line Items]
Purchase price	18,230
Less: Fair value of net assets acquired:
Vessel and equipment	103,400
Cash	1,574
Long-term debt	(82,164)
Derivatives liabilities	(968)
Trade accounts payable	(35)
Accrued expenses	(825)
Amount due to related parties	(2,752)
Subtotal	18,230
Difference between the purchase price and allocated values	0
Hilda Knutsen And Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Purchase price		114,293
Less: Fair value of net assets acquired:
Vessel and equipment		335,000
Cash		8,997
Inventories		395
Other current assets		1,939
Amounts due from related parties		4
Long-term debt		(221,812)
Other long-term liabilities		(4,774)
Derivatives liabilities		(348)
Trade accounts payable		(390)
Accrued expenses		(1,360)
Prepaid charter and deferred revenue		(1,487)
Amount due to related parties		(2,338)
Subtotal		113,826
Difference between the purchase price and fair value of net assets acquired		467
Goodwill		467
Difference between the purchase price and allocated values		0
Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Purchase price			55,772
Less: Fair value of net assets acquired:
Vessel and equipment			145,000			145,000
Cash			89
Inventories			234
Other current assets			108
Long-term debt			(89,125)
Trade accounts payable			(91)
Accrued expenses			(387)
Amount due to related parties			(56)
Subtotal			55,772
Difference between the purchase price and allocated values			$ 0